Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 20.1	€ 20.2
Related financial instruments that are offset	(12.2)	(10.8)
Net amount	7.9	9.4
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(60.3)	(27.9)
Related financial instruments that are offset	12.2	10.8
Net amount	€ (48.1)	€ (17.1)